Contingent Payment	12 Months Ended
Dec. 31, 2017
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Contingent Payment

22. CONTINGENT PAYMENT

As at January 1, 2017	-
Initial Recognition on May 17, 2017 (Note 5)	361
Re-measurement (1)	(138)
Liabilities Settled or Payable	(17)
As at December 31, 2017	206
Less: Current Portion	38
Long-Term Portion	168
(1)	Contingent payment is carried at fair value. Changes in fair value are recorded in net earnings.

In connection with the Acquisition (see Note 5), Cenovus agreed to make quarterly payments to ConocoPhillips during the five years subsequent to May 17, 2017 for quarters in which the average WCS crude oil price exceeds $52.00 per barrel during the quarter. The quarterly payment will be $6 million for each dollar that the WCS price exceeds $52.00 per barrel. The calculation includes an adjustment mechanism related to certain significant production outages at Foster Creek and Christina Lake which may reduce the amount of a contingent payment. As at December 31, 2017, $17 million is payable under this agreement.